Other Operating Expenses	6 Months Ended
Jun. 30, 2026
Other Operating Expenses [Abstract]
OTHER OPERATING EXPENSES
6.	OTHER OPERATING EXPENSES

	Six months ended
	June 30,
	2026	2025
	US$’000	US$’000
	(unaudited)	(unaudited)
Advertising and promotion expenses	1,061	350
Amortization	4	4
Bank charges	57	61
Depreciation	8,818	7,599
Donation	128	1
IT related costs	518	302
Legal and professional fee	1,583	600
Premises costs	197	167
Travelling expenses	90	73
Others	310	1,231
Total	12,766	10,388